INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 1,150
2026	996
2027	996
2028	996
2029 onwards	8,787
Amortized cost	$ 12,925	$ 16,051